Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
EQUITY

8. EQUITY

Common Stock

The Company has 1,000,000,000 shares of common stock authorized with par value $0.0001 per share.

As part of the Business Combination between the FLFV and TP Holdings, the Company issued 5,279,673 shares of common stock to the shareholders of FLFV, among which 2,443,750 shares of common stock were issued to the sponsor of FLFV, 548,761 shares of common stock were issued to private shareholders, 2,227,162 shares of common stock were issued to public shareholders and 60,000 shares of common stock were issued to the underwriter as representative shares.

Upon closing of the Business Combination on June 21, 2024, the Sponsor had provided a total of $2,636,000 in working capital loans and elected to convert all such working capital loans into 263,600 working capital units, which include 263,600 shares of common stock, par value $0.0001 per share, 263,600 warrants, each of which may be exercised into one share of common stock of the Company, and 263,600 rights, each of which entitles the holder to receive one-tenth of one share of common stock of the Company at the closing of the Business Combination. The Company issued 289,960 shares of common stock to the Sponsor on June 21, 2024.

In connection with the Business Combination, FLFV engaged a third party financial advisor to assist FLFV in locating target businesses, holding meetings with its shareholders to discuss a potential business combination and the target business’ attributes, introduce FLFV to potential investors that are interested in purchasing securities, assist FLFV in obtaining shareholder approval for the business combination and assist with press releases and public filings in connection with a business combination. On June 21, 2024, the Company issued 1,200,000 shares of common stock to the financial advisor as service fees. The fair value of the 1,200,000 shares of common stock issued to the financial advisor was $3,072,000, calculated at $2.56 per share by reference to the Nasdaq closing price of the Company’s common stock on June 21, 2024.

Upon closing of the Business Combination, the Company issued an aggregated 90,000 shares of common stock to three independent directors of FLFV. The fair value of these shares was $900,000 by reference to the per share price of $10.00.

In March 2024, April 2024 and June 2024, the Company entered into certain private placement agreements with certain investors, pursuant to which the Company issued 1,310,740 shares of common stock, 44,940 shares of common stock and 1,155,513 shares of common stock, respectively. The Company raised an aggregated proceeds of $946,800 from these private placements.

As of June 30, 2024, the Company had 46,859,633 shares of common stock issued and outstanding.

Preferred Stock

The Company has 100,000,000 shares of Preferred Stock authorized with par value $0.0001 per share. As of June 30, 2024, the Company had nil shares of Preferred Stock issued and outstanding.

Warrants

Warrants issued in connection with FLFV’s initial public offering (“IPO”)

In connection with FLFV’s IPO on June 21, 2022, FLFV issued 9,775,000 warrants (“Public Warrants”). Substantially concurrently with the closing of the IPO, FLFV issued 478,875 warrants to FLFV’s Sponsor and 20,000 warrants to US Tiger (“Private Warrants”) (Public Warrants and Private Warrants collectively the “Warrants”). Each Warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment, at any time commencing on the later of 12 months from the closing of the IPO or 30 days after June 21, 2024. The Warrants will expire five years after June 21, 2024.

The Warrants became exercisable after the consummation of the Business Combination on June 21, 2024. No Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the common stock issuable upon exercise of the Warrants and a current prospectus relating to such common stock.

The Company may call the Warrants for redemption at a price of $0.01 per Warrant:

●	in whole and not in part;

●	upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and

●	if, and only if, the reported last sale price of the common stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.

The Company accounted for the Warrants as equity instruments in accordance with ASC 480, “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”.  The Company accounted for the Warrants as an expense of the IPO resulting in a charge directly to stockholders’ equity. The Company estimates that the fair value of the Public Warrants and Private Warrants to be approximately $1.1 million and $0.05 million, respectively, or at $0.108 per warrant, using the Monte Carlo Model. The fair value of the Public Warrants and Private Warrant are estimated as of the date of grant using the following assumptions: (1) expected volatility of 10.3%, (2) risk-free interest rate of 2.92%, (3) expected life of 1.38 years, (4) exercise price of $11.50 and (5) stock price of $9.76.

Other Warrants

Upon closing of the Business Combination on June 21, 2024, the Sponsor had provided a total of $2,636,000 in working capital loans and elected to convert all such working capital loans into 263,600 working capital units, which include 263,600 shares of common stock, par value $0.0001 per share, 263,600 warrants, each of which may be exercised into one share of common stock of the Company, and 263,600 rights, each of which entitles the holder to receive one-tenth of one share of common stock of the Company at the closing of the Business Combination. On June 30, 2024, the Company issued 263,600 warrants to the Sponsor.

As of June 30, 2024, the Company had issued and outstanding 10,537,475 warrants to purchase 10,537,485 shares of common stock.

Rights

On June 21, 2022, FLFV issued 9,775,000 Rights (as defined below) in connection with the IPO. Substantially concurrently with the closing of the IPO, FLFV issued 478,875 Rights to the Sponsor and 20,000 rights to US Tiger. Except in cases where FLFV was not the surviving company in an initial business combination, each holder of a Right was automatically entitled to receive one-tenth (1/10) of common stock (the “Rights”) upon consummation of the initial business combination.

On June 21, 2024, the Company issued 1,027,386 shares of common stock to settle the rights. As of June 30, 2024, the Company did not have outstanding rights.

7.	EQUITY

Common Stocks

The Company has 1,000,000,000 shares of common stock authorized with par value $0.0001 per share.

On November 30, 2021, the Company entered into a Subscription and Option Agreement with AZ Financial Solutions Limited (“AZ”), pursuant to which AZ agreed to subscribe for 500,000 shares of the Company’s common stock at $2 per share and the Company agreed to grant AZ an option to purchase up to 5,000,000 shares of common stock of the Company at $0.4 per share within the exercise period as agreed that in any case must be before February 2022. On November 15, 2022, the Company issued 250,000 shares of common stocks in exchange of cash consideration of $500,000 which was advanced in the year ended December 31, 2021.

In January 2023, the Company closed a private placement with certain individual investors, pursuant to which these shareholders agreed to subscribe for an aggregate of 4,391,101 shares of the Company’s common stock at $0.068 per share. On February 1, 2023, the Company issued 4,391,101 shares of common stocks in exchange of cash consideration of $300,000 which was advanced in the year ended December 31, 2022.

In June 2023, the Company issued 17,008,312 shares of the Company’s common stock at $0.048 per share to Mr. Wellen Sham, the controlling shareholder and managing director of the Company. The issuance of common stock was to settle the Company’s outstanding liabilities of $143,074 due to Mr. Shen, $335,296 due to Thunder Power (Hong Kong) Limited (“TP HK”), which a related party of the Company, and lease liabilities of $131,588 payable to TP HK for office lease. Mr. Wellen Sham would paid off the liabilities due to TP HK on behalf of the Company. On the issuance date, the fair value of the common stock was $0.063 per share. The fair value of the common stocks exceeding the Company’s liabilities by $461,566 was deemed as a share-based settlement expenses to Mr. Sham.

In July 2023, the Company issued 22,083,334 shares of the Company’s common stock at $0.048 per share to certain investors in exchange for cash consideration of $1,060,000. On the issuance date, the fair value of the common stock was $0.063 per share. The fair value of the common stocks exceeding the cash consideration by $331,250 was deemed as a share-based compensation expenses to these investors.

In July 2023, the Company issued 1,173,878 shares of the Company’s common stock at $0.048 per share to Ms. Wanda Tong. The issuance of common stock was to settle the consulting service fees of $56,346 due to Ms. Tong. On the issuance date, the fair value of the common stock was $0.063 per share. The fair value of the common stocks exceeding the Company’s liabilities by $17,608 was deemed as a share-based compensation expenses to Ms. Tong.

As of December 31, 2023 and 2022, the Company had outstanding common stocks of 291,966,215 and 247,309,590 shares of common stocks, respectively.